Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Summary of leases in the balance sheet

€ millions	12/31/2022	12/31/2021
Right-of-use assets
Right-of-use assets – land and buildings	1,758	1,800
Right-of-use assets – other property, plant, and equipment	43	40
Total right-of-use assets	1,801	1,840
/ Property, plant, and equipment	4,934	4,977
Right-of-use assets as % of / Property, plant, and equipment	37	37

Lease liabilities
Current lease liabilities	349	407
/ Current financial liabilities	4,808	4,528
Current lease liabilities as % of / Current financial liabilities	7	9

Non-current lease liabilities	1,791	1,736
/ Non-current financial liabilities	9,547	11,042
Non-current lease liabilities as % of / Non-current financial liabilities	19	16

Summary of leases in the income statement

€ millions	2022	2021
Lease expenses within operating profit
Depreciation of right-of-use assets	419	398